Contract liabilities - Disclosure of development of contract liabilities (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Contract liabilities [abstract]
BALANCE AS AT JANUARY 1	€ 432	€ 3,010
Revenue recognition	0	(3,320)
Addition	60	720
Exchange rate differences	(9)	21
BALANCE AS AT CLOSING DATE	482	432
Less non-current portion	0	0
CURRENT PORTION	€ 482	€ 432